Note 7 - Prepaid Expenses and Other Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Securities, FV-NI, Current	$ 11,705	$ 3,781
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Current	1,981	2,585
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Noncurrent	$ 10,343	3,948
Debt Securities, Held-to-maturity, Term (Year)	10 years
Pledged Financial Instruments, Not Separately Reported, Securities for Letter of Credit Facilities	$ 4,514
Marketable Securities, Current, Total	8,538	10,077
Equity Securities, FV-NI, Noncurrent	9,327	$ 5,261
Other Income [Member]
Equity Securities, FV-NI, Realized Gain (Loss), Total	$ 3,866